Earnings Per Share Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2012 Series A Preferred Stock [Member]	Apr. 25, 2012 Series B Preferred Stock [Member]
Class of Stock [Line Items]
Dividends, Preferred Stock	$ 10,125	$ 7,046	$ 818	$ 4,482	$ 1,073